ACCOUNT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of accounts receivable
	As of December 31,
	2022	2023	2023
	S$	S$	US$

Account receivables	1,377,234	4,757,754	3,606,272
Less: allowance for doubtful accounts	(602,897)	(546,892)	(414,532)
	774,337	4,210,862	3,191,740